Financial Instruments and Fair Value Measurements (Notes)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Financial Instruments and Fair Value Measurements

(14)	Financial Instruments and Fair Value Measurements
Our financial instruments consist primarily of cash and cash equivalents, compensating cash balance, trade accounts receivable, accounts payable, debt, foreign currency forward contracts and investments held by certain pension plans we sponsor.
Our financial instruments, other than our trade accounts receivable and accounts payable, are spread across a number of large financial institutions whose credit ratings we monitor and believe do not currently carry a material risk of non-performance. Certain of our financial instruments, including our foreign currency forward contracts, contain off-balance-sheet risk.

(a)	Recurring Fair Value Measurements
Fair value is defined as an exit price (i.e., the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels as shown below. An instrument’s classification within the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

•	Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities

•	Level 2 — Inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the asset or liability

•	Level 3 — Inputs that are unobservable for the asset or liability based on the Company’s own assumptions (about the assumptions market participants would use in pricing the asset or liability)
The carrying amounts reported in the accompanying consolidated balance sheets for cash and cash equivalents, compensating cash balance, trade accounts receivable, accounts payable and current portion of debt approximate fair value due to the short-term nature of these instruments.
The following tables present information about the Company’s other financial assets and liabilities measured at fair value on a recurring basis (in millions):

	December 31, 2013
	Total	Level 1	Level 2	Level 3
Liabilities
Foreign currency forward contracts	$0.1	$—	$0.1	$—
	December 31, 2012
	Total	Level 1	Level 2	Level 3
Assets
Foreign currency forward contracts	$1.2	$—	$1.2	$—

The fair value of our foreign currency forward contracts was estimated based on period-end spot rates, and we believe such valuations qualify as Level 2 measurements.

(b)	Debt Instruments
The following table presents the carrying amounts and estimated fair values of our primary debt instruments (in millions):

	December 31, 2013		December 31, 2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Senior Secured Credit Facility	$1,389.2	$1,400.4	$1,475.7	$1,481.3
7.25% Senior Notes	750.0	806.3	750.0	788.9
10.75% Senior Subordinated Notes	533.4	559.7	526.5	529.2

The fair values of our primary debt instruments are based on estimates using quoted market prices and standard pricing models that take into account the present value of future cash flows as of the respective balance sheet date. We believe that these qualify as Level 2 measurements, except for our publicly-traded 7.25% Senior Notes as of December 31, 2013, which we believe qualify as a Level 1 measurement.

(c)	Derivative Instruments and Hedging Activities
Interest Rate Swap Arrangements
Since December 31, 2012, the Company is no longer a party to any interest rate swap arrangements.
Borrowings under our Senior Secured Credit Facility bear interest at variable rates, while our 7.25% Senior Notes and Senior Subordinated Notes bear interest at fixed rates. Prior to December 31, 2012, the Company managed its exposure to changes in market interest rates by entering into interest rate swaps.
The Company’s prior interest rate swaps became effective on June 29, 2007, were amended on June 30, 2008, and matured on December 31, 2012. The purpose of the interest rate swaps was to fix the variable rate of interest on a portion of our term loan borrowings under the Senior Secured Credit Facility. The fair value of the interest rate swaps as of June 29, 2007, was a liability of $2.1 million, representing an unrealized loss on derivative transactions, with a corresponding adjustment to accumulated other comprehensive income (loss), which was amortized to interest expense over the remaining term of the hedged instruments.
The interest rate swaps were accounted for as cash flow hedges with the effective portions of changes in the fair value reflected in other comprehensive income (loss). Effective June 30, 2008, the Company amended the interest rate swaps and discontinued hedge accounting for the original swaps. As of June 30, 2008, $10.5 million, representing a net unrealized loss, was included in other comprehensive income (loss). This net unrealized loss was reclassified from other comprehensive income (loss) to interest expense over the remaining term of the swap arrangements.
The amended interest rate swaps were originally designated as cash flow hedges although we discontinued hedge accounting under the amended interest rate swaps in 2008. The cumulative effective portion of changes in fair value of the amended interest rate swaps was $3.5 million, in the aggregate, representing a net unrealized loss and included in other comprehensive income (loss) as of September 30, 2008. This unrealized loss was reclassified from other comprehensive income (loss) to interest expense over the remaining term of the swap arrangements.
Subsequent to September 30, 2008, and continuing through December 31, 2012, changes in the fair value of the amended swaps were recognized as a non-cash component of interest expense.
Foreign Currency Forward Contracts
We regularly enter into foreign currency forward contracts to mitigate the risk of changes in foreign currency exchange rates primarily associated with the purchase of inventory from foreign vendors or for payments between our subsidiaries generally within the next twelve months or less. Gains and losses on the foreign currency forward contracts generally offset certain portions of gains and losses on expected commitments. To the extent these foreign currency forward contracts are considered effective hedges, gains and losses on these positions are deferred and recorded in accumulated other comprehensive income or loss and are recognized in the results of operations when the hedged item affects earnings. The notional value of these outstanding foreign currency forward contracts was $77.0 million and $159.0 million as of December 31, 2013 and 2012, respectively.
In 2007, in connection with the anticipated issuance of Euro-denominated debt under the Senior Secured Credit Facility, the Company entered into a series of foreign currency forward contracts. These foreign currency forward contracts, designated as cash flow hedges, were settled upon the issuance of the Euro-denominated debt with a corresponding realized loss on derivative transaction of $6.0 million, net of $3.8 million in taxes, to accumulated other comprehensive income (loss), which is being amortized to interest expense over the life of the underlying euro-denominated debt.
Tabular Disclosure
The following table presents the balance sheet classification and estimated fair values of our derivative instruments on a gross basis (in millions):

	Asset Derivatives				Liability Derivatives
	December 31, 2013		December 31, 2012		December 31, 2013		December 31, 2012
	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value
Derivatives designated as hedging instruments
Foreign currency forward contracts		$—	Other current assets	$2.1	Accrued expenses	$0.4	Accrued expenses	$0.5
Derivatives not designated as hedging instruments
Foreign currency forward contracts	Other current assets	0.6		—	Accrued expenses	0.3	Accrued expenses	0.4
Total derivatives		$0.6		$2.1		$0.7		$0.9

The following table shows the amounts of gains or losses recognized in other comprehensive income and the classifications and amounts of gains or losses reclassified into earnings for our derivative instruments designated as cash flow hedging instruments for each of the reporting periods (in millions):

	Gain (Loss) Recognized in Other Comprehensive Income			Gain (Loss) Reclassified from Other Comprehensive Income into Earnings
	Year Ended			Classification in Statements of Operations	Year Ended
Derivatives in cash flow	December 31,				December 31,
hedging relationships	2013	2012	2011		2013	2012	2011
Interest rate swap arrangements	$—	$—	$—	Interest expense	$—	$(1.8)	$(3.4)
Foreign currency forward contracts	—	—	—	Interest expense	(1.0)	(1.4)	(1.6)
Foreign currency forward contracts	3.5	0.7	(2.5)	Cost of goods sold	5.5	(2.1)	(2.6)
Total	$3.5	$0.7	$(2.5)		$4.5	$(5.3)	$(7.6)

The following table presents the classifications and amounts of gains or losses recognized within our statements of operations for our derivative instruments not designated as hedging instruments for each of the reporting periods (in millions):

	Gain (Loss) Recognized in Earnings
	Classification in Statements of Operations	Year Ended December 31,
		2013	2012	2011
Derivatives not designated as hedging instruments
Interest rate swap arrangements — realized	Interest expense	$—	$(14.4)	$(27.8)
Interest rate swap arrangements — unrealized	Interest expense	—	12.3	22.9
Foreign currency forward contracts	Other income (expense)	0.6	(1.0)	(2.4)
Total		$0.6	$(3.1)	$(7.3)

(d)	Pension Investments
See Note 12 for a description of the material pension plans that we sponsor, including investment strategies, major classes of plan assets and their respective fair values and classification within the fair value hierarchy (for funded plans) and discussion of concentrations of risk, if any. In determining the funded status of these pension plans, we evaluate the fair value of investments held by each plan. The fair value of pension plan holdings is determined through observing values for underlying investment holdings, either directly or indirectly, through market corroboration.

(e)	Non-Recurring Fair Value Measurements
As discussed in Notes 4 and 6, the Company has performed the following non-recurring fair value measurements:

•	On October 1, 2013, the Company estimated the fair value of indefinite-lived intangible assets and the fair value of its reporting units in connection with its annual assessments of impairment; and

•	On various dates during 2013, the Company determined the fair value of acquired intangible assets related to the Acquisitions.
The following table presents the Company’s non-financial assets measured on a non-recurring basis (in millions):

Carrying Value
2013
Significant unobservable inputs (Level 3)
Annual assessments of impairment — October 1:
Goodwill:
US Lab	$827.6
Emerging Businesses	207.8
Europe	872.1
Indefinite-lived intangible assets:
US Lab	349.4
Emerging Businesses	70.0
Europe	252.9
Science Education	15.4
Acquired intangible assets — various dates	16.1

The Company estimates the fair value of each reporting unit using both the income approach (a discounted cash flow technique) and the market approach (a market multiple technique). These valuation methods required management to make various assumptions, including, but not limited to, assumptions related to future profitability, cash flows, discount rates as well as valuation multiples derived from comparable publicly traded companies that are applied to operating performance of the reporting unit. Our estimates are based upon historical trends, management’s knowledge and experience and overall economic factors, including projections of future earnings potential. Developing discounted future cash flows in applying the income approach requires us to evaluate our intermediate to longer-term strategies for each reporting unit, including, but not limited to, estimates about revenue growth, our acquisition strategies, operating margins, capital requirements, inflation and working capital management. The development of appropriate rates to discount the estimated future cash flows of each reporting unit requires the selection of risk premiums, which can materially impact the present value of future cash flows. Selection of an appropriate peer group under the market approach involves judgment and an alternative selection of guideline companies could yield materially different market multiples.
The fair value of our indefinite-lived intangible assets was determined using a discounted cash flow approach which incorporates an estimated royalty rate and discount rate (among other estimates) applicable to trademarks and tradenames.
The Company estimated the fair value of acquired intangible assets using discounted cash flow techniques which included an estimate of future cash flows, consistent with overall cash flow projections used to determine the purchase price paid to acquire the business, discounted at a rate of return that reflect the relative risk of the cash flows.
We believe the estimates and assumptions used in the valuation methods were reasonable.